Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000049905
THE HARTFORD MUNICIPAL REAL RETURN FUND (Prospectus Summary) | THE HARTFORD MUNICIPAL REAL RETURN FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	ck0000049905_SupplementTextBlock

SUPPLEMENT

DATED MAY 7, 2015 TO

THE HARTFORD MUNICIPAL REAL RETURN FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS II, INC.)

PROSPECTUS

EACH DATED MARCH 1, 2015

Effective May 6, 2015, Joseph F. Marvan replaced Lindsay T. Politi as a portfolio manager of The Hartford Municipal Real Return Fund (the “Fund”). Effective June 1, 2015, the Fund will permanently lower its management fee rates at all asset levels and remove the temporary contractual management fee waiver that is currently in place. These changes will not impact net annual fund operating expenses estimated for the current fiscal year.

Accordingly,

1.                                      Effective May 6, 2015, the above referenced Prospectus is revised as follows:

A.                                    Under the heading “SUMMARY SECTION — MANAGEMENT,” the reference to Ms. Politi is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Involved with Fund Since
Joseph F. Marvan, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2015

B.                                    Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — Portfolio Manager,” the reference to Ms. Politi is deleted in its entirety and replaced with the following:

Joseph F. Marvan, CFA, Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the Fund since 2015. Mr. Marvan joined Wellington Management as an investment professional in 2003.

2.                                      Effective June 1, 2015, the above referenced Prospectus and Summary Prospectus are revised as follows:

A.                                    Under the heading “SUMMARY SECTION — YOUR EXPENSES,” the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

Annual Fund Operating Expenses(2)

(expenses that you pay each year as a percentage of the value of your investment)

	A	B	C	I	Y
Management fees	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	None	None
Other expenses	0.15%	0.23%	0.14%	0.16%	0.10%
Total annual fund operating expenses	0.75%	1.58%	1.49%	0.51%	0.45%
Fee waiver and/or expense reimbursement(3)	0.06%	0.14%	0.05%	0.07%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(3)	0.69%	1.44%	1.44%	0.44%	0.44%

(2)         Fees and expenses have been restated to reflect estimates for the current fiscal year.

(3)         Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows:  0.69% (Class A), 1.44% (Class B), 1.44% (Class C), 0.44% (Class I), and 0.44% (Class Y).  In addition, Hartford Administrative Services Company (“HASCO”), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes.  Each contractual arrangement will remain in effect until February 29, 2016, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds II, Inc.

EXAMPLE.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the fee waiver and expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$517	$673	$843	$1,333
B	$647	$785	$1,047	$1,643
C	$247	$466	$808	$1,775
I	$45	$156	$278	$634
Y	$45	$143	$251	$566

You would pay the following expenses if you did not redeem your shares:

Share Classes	Year 1	Year 3	Year 5	Year 10
A	$517	$673	$843	$1,333
B	$147	$485	$847	$1,643
C	$147	$466	$808	$1,775
I	$45	$156	$278	$634
Y	$45	$143	$251	$566

B.                                    Under the heading “THE INVESTMENT MANAGER AND SUB-ADVISER — MANAGEMENT FEE” in the Prospectus, the second paragraph is deleted and replaced with the following:

The management fee set forth in the Fund's investment advisory agreement is 0.350% of the first $500 million, 0.300% of the next $500 million, 0.290% of the next $1.5 billion, 0.285% of the next $2.5 billion and 0.280% in excess of $5 billion annually of the Fund's average daily net assets.  The Investment Manager pays a sub-advisory fee to Wellington Management out of its advisory fee.

3.                                      Effective immediately, the above referenced Prospectus is revised as follows:

A.                                    Under the heading “DISTRIBUTION ARRANGEMENTS — Payments to Financial Intermediaries and Other Entities — Additional Compensation Payments to Financial Intermediaries,” the second paragraph is deleted in its entirety and replaced with the following:

The amount of any Additional Payments made to a Financial Intermediary is generally based on one or more of the following criteria: (i) the average net assets of Hartford Funds that are attributed to that Financial Intermediary; (ii) the amount of Hartford Fund assets held for over one year by customers of that Financial Intermediary; (iii) the amount of Hartford Fund shares sold through that Financial Intermediary; and (iv) the mix of equity and fixed income funds sold through that Financial Intermediary. The annual amount of Additional Payments made to any one Financial Intermediary is normally not expected to (although it may from time to time) exceed 0.12% of the average net assets of Hartford Funds that are attributed to that Financial Intermediary.  For the calendar year ended December 31, 2014, the Investment Manager and its affiliates incurred approximately $39.3 million in total Additional Payments to Financial Intermediaries.

B.                                    Under the heading “DISTRIBUTION ARRANGEMENTS — Payments to Financial Intermediaries and Other Entities — Servicing Compensation to Servicing Intermediaries,” the second, third and fourth paragraphs are deleted in their entirety and replaced with the following:

The amount of the Servicing Payments is generally based on average net assets of Hartford Funds that are attributed to a Servicing Intermediary.  With certain limited exceptions, the annual amount of Servicing Payments made to any specific Servicing Intermediary is not expected to (although it may from time to time) exceed 0.21% of the average net assets of Hartford Funds that are attributed to that Servicing Intermediary.  For the year ended December 31, 2014, the Investment Manager, HASCO and/or their affiliates incurred approximately $8.0 million in total Servicing Payments and these Servicing Payments did not exceed $2.7 million for any one Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from Hartford Funds.  Although some of these payments are calculated based on average net assets of Hartford Funds that are attributed to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee up to a maximum of $18 per account.

Servicing Intermediaries may also receive compensation for their services in the form of 12b-1 fees or administrative fees paid by the Hartford Funds.

This Supplement should be retained with your Prospectus for future reference.